Disclosure of detailed information about exploration expenditures (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Expenditures	$ 6,334,119	$ 6,415,533	$ 5,948,802
Recoveries	(1,863,045)	(1,415,574)	(1,584,127)
Net Expenditures	4,471,074	4,999,959	4,364,675
Administration Cost [Member]
Statement [Line Items]
Expenditures	376,742	350,580	303,633
Assays [Member]
Statement [Line Items]
Expenditures	39,670	16,752	36,735
Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	103,021	450,712	18,985
Land and Legal [Member]
Statement [Line Items]
Expenditures	323,437	495,388	287,391
Logistics [Member]
Statement [Line Items]
Expenditures	229,336	178,066	266,094
Personnel [Member]
Statement [Line Items]
Expenditures	2,554,447	2,581,230	2,979,118
Property Cost [Member]
Statement [Line Items]
Expenditures	1,344,906	964,543	1,028,506
Professional Services [Member]
Statement [Line Items]
Expenditures	277,449	252,690	460,710
Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	739,585	502,857	72,397
Technical Studies [Member]
Statement [Line Items]
Expenditures	97,224	384,634	337,821
Travel [Member]
Statement [Line Items]
Expenditures	248,302	238,081	157,412
Recoveries [Member]
Statement [Line Items]
Recoveries	(721,968)	(721,319)	(1,062,808)
Operator fees [Member]
Statement [Line Items]
Recoveries	(29,770)	(57,534)	(57,782)
Option Payments [Member]
Statement [Line Items]
Recoveries	(1,047,560)	(501,232)	(402,595)
Other Property Income [Member]
Statement [Line Items]
Recoveries	(63,747)	(135,489)	(60,942)
Asia Pacific - New Zealand [Member]
Statement [Line Items]
Expenditures	68,732	39,946	100,885
Recoveries	(31,783)	(207,719)	(14,918)
Net Expenditures	36,949	(167,773)	85,967
Asia Pacific - New Zealand [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	40,765	2,220	4,767
Asia Pacific - New Zealand [Member] | Assays [Member]
Statement [Line Items]
Expenditures	0	0	0
Asia Pacific - New Zealand [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	0	0	0
Asia Pacific - New Zealand [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	3,511	0	4,914
Asia Pacific - New Zealand [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	0	0	499
Asia Pacific - New Zealand [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	13,606	0	45,557
Asia Pacific - New Zealand [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	3,965	37,230	8,921
Asia Pacific - New Zealand [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	0	496	28,938
Asia Pacific - New Zealand [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	5,318	0	0
Asia Pacific - New Zealand [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	0	0	3,508
Asia Pacific - New Zealand [Member] | Travel [Member]
Statement [Line Items]
Expenditures	1,567	0	3,781
Asia Pacific - New Zealand [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(26,434)	0	0
Asia Pacific - New Zealand [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	0	0	0
Asia Pacific - New Zealand [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	0	(180,476)	0
Asia Pacific - New Zealand [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	(5,349)	(27,243)	(14,918)
Asia Pacific - Other [Member]
Statement [Line Items]
Expenditures	300,203	227,126	208,084
Recoveries	(31,578)	(48,781)	0
Net Expenditures	268,625	178,345	208,084
Asia Pacific - Other [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	10,669	9,520	2,932
Asia Pacific - Other [Member] | Assays [Member]
Statement [Line Items]
Expenditures	0	0	0
Asia Pacific - Other [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	0	0	0
Asia Pacific - Other [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	15,334	23,778	10,136
Asia Pacific - Other [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	0	9,155	4,475
Asia Pacific - Other [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	106,659	99,751	101,586
Asia Pacific - Other [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	25,238	47,219	44,322
Asia Pacific - Other [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	72,497	1,772	10,410
Asia Pacific - Other [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	28,456	17,673	(1,793)
Asia Pacific - Other [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	34,506	11,397	25,407
Asia Pacific - Other [Member] | Travel [Member]
Statement [Line Items]
Expenditures	6,844	6,861	10,609
Asia Pacific - Other [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(31,578)	(48,781)	0
Asia Pacific - Other [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	0	0	0
Asia Pacific - Other [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	0	0	0
Asia Pacific - Other [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	0	0	0
Asia Pacific [Member]
Statement [Line Items]
Expenditures	368,935	267,072	308,969
Recoveries	(63,361)	(256,500)	(14,918)
Net Expenditures	305,574	10,572	294,051
Asia Pacific [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	51,434	11,740	7,699
Asia Pacific [Member] | Assays [Member]
Statement [Line Items]
Expenditures	0	0	0
Asia Pacific [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	0	0	0
Asia Pacific [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	18,845	23,778	15,050
Asia Pacific [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	0	9,155	4,974
Asia Pacific [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	120,265	99,751	147,143
Asia Pacific [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	29,203	84,449	53,243
Asia Pacific [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	72,497	2,268	39,348
Asia Pacific [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	33,774	17,673	(1,793)
Asia Pacific [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	34,506	11,397	28,915
Asia Pacific [Member] | Travel [Member]
Statement [Line Items]
Expenditures	8,411	6,861	14,390
Asia Pacific [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(58,012)	(48,781)	0
Asia Pacific [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	0	0	0
Asia Pacific [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	0	(180,476)	0
Asia Pacific [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	(5,349)	(27,243)	(14,918)
Haiti [Member]
Statement [Line Items]
Expenditures		148,455	359,827
Scandinavia [Member]
Statement [Line Items]
Expenditures	1,446,189	892,287	811,260
Recoveries	(989,088)	0	0
Net Expenditures	457,101	892,287	811,260
Scandinavia [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	67,159	37,498	61,523
Scandinavia [Member] | Assays [Member]
Statement [Line Items]
Expenditures	24,972	8,596	5,307
Scandinavia [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	13,509	76,687	11,874
Scandinavia [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	73,870	48,632	39,518
Scandinavia [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	26,040	14,535	26,978
Scandinavia [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	566,367	195,223	423,697
Scandinavia [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	347,792	165,640	60,369
Scandinavia [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	77,768	135,527	86,874
Scandinavia [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	111,887	40,285	7,103
Scandinavia [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	17,921	106,093	28,083
Scandinavia [Member] | Travel [Member]
Statement [Line Items]
Expenditures	118,904	63,571	59,934
Scandinavia [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(239,088)	0	0
Scandinavia [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	0	0	0
Scandinavia [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	(750,000)	0	0
Scandinavia [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	0	0	0
Turkey - Akarca [Member]
Statement [Line Items]
Expenditures		726,614	476,337
Recoveries		(43,550)	(295,024)
Net Expenditures		683,064	181,313
Turkey - Akarca [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures		27,055	16,296
Turkey - Akarca [Member] | Assays [Member]
Statement [Line Items]
Expenditures		676	0
Turkey - Akarca [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures		44,283	0
Turkey - Akarca [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures		39,603	23,208
Turkey - Akarca [Member] | Logistics [Member]
Statement [Line Items]
Expenditures		13,810	12,014
Turkey - Akarca [Member] | Personnel [Member]
Statement [Line Items]
Expenditures		297,586	205,665
Turkey - Akarca [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures		154,526	176,773
Turkey - Akarca [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures		61,577	42,381
Turkey - Akarca [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures		32,805	0
Turkey - Akarca [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures		38,383	0
Turkey - Akarca [Member] | Travel [Member]
Statement [Line Items]
Expenditures		16,310	0
Turkey - Akarca [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries		(43,550)	(295,024)
Turkey - Akarca [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries		0	0
Turkey - Akarca [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries		0	0
Turkey - Akarca [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries		0	0
Turkey - Other [Member]
Statement [Line Items]
Expenditures		699,640	987,558
Recoveries		(226,612)	(276,125)
Net Expenditures		473,028	711,433
Turkey - Other [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures		92,397	43,532
Turkey - Other [Member] | Assays [Member]
Statement [Line Items]
Expenditures		0	5,509
Turkey - Other [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures		14,679	0
Turkey - Other [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures		160,831	45,957
Turkey - Other [Member] | Logistics [Member]
Statement [Line Items]
Expenditures		5,708	40,408
Turkey - Other [Member] | Personnel [Member]
Statement [Line Items]
Expenditures		264,527	561,082
Turkey - Other [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures		32,426	116,132
Turkey - Other [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures		22,029	117,062
Turkey - Other [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures		69,020	12,430
Turkey - Other [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures		6,544	17,183
Turkey - Other [Member] | Travel [Member]
Statement [Line Items]
Expenditures		31,479	28,263
Turkey - Other [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries		0	(33,305)
Turkey - Other [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries		0	0
Turkey - Other [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries		(170,146)	(242,820)
Turkey - Other [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries		(56,466)	0
Turkey [Member]
Statement [Line Items]
Expenditures	451,489	1,426,254	1,463,895
Recoveries	(143,664)	(270,162)	(571,149)
Net Expenditures	307,825	1,156,092	892,746
Turkey [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	65,877	119,452	59,828
Turkey [Member] | Assays [Member]
Statement [Line Items]
Expenditures	940	676	5,509
Turkey [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	0	58,962	0
Turkey [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	23,062	200,434	69,165
Turkey [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	1,379	19,518	52,422
Turkey [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	175,649	562,113	766,747
Turkey [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	27,130	186,952	292,905
Turkey [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	93,506	83,606	159,443
Turkey [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	52,362	101,825	12,430
Turkey [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	0	44,927	17,183
Turkey [Member] | Travel [Member]
Statement [Line Items]
Expenditures	11,584	47,789	28,263
Turkey [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(21,338)	(43,550)	(328,329)
Turkey [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	0	0	0
Turkey [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	(122,326)	(170,146)	(242,820)
Turkey [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	0	(56,466)	0
USA - Desert Star [Member]
Statement [Line Items]
Expenditures		53,983	109,240
Recoveries		(53,361)	(122,323)
Net Expenditures		622	(13,083)
USA - Desert Star [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures		25	1,271
USA - Desert Star [Member] | Assays [Member]
Statement [Line Items]
Expenditures		0	142
USA - Desert Star [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures		0	0
USA - Desert Star [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures		0	0
USA - Desert Star [Member] | Logistics [Member]
Statement [Line Items]
Expenditures		1,822	2,646
USA - Desert Star [Member] | Personnel [Member]
Statement [Line Items]
Expenditures		12,676	24,500
USA - Desert Star [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures		39,460	75,530
USA - Desert Star [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures		0	0
USA - Desert Star [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures		0	0
USA - Desert Star [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures		0	5,151
USA - Desert Star [Member] | Travel [Member]
Statement [Line Items]
Expenditures		0	0
USA - Desert Star [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries		(51,833)	(118,065)
USA - Desert Star [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries		(1,263)	(4,258)
USA - Desert Star [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries		0	0
USA - Desert Star [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries		(265)	0
USA - Kennecott [Member]
Statement [Line Items]
Expenditures	63,530	537,112	354,100
Recoveries	(144,254)	(645,928)	(515,314)
Net Expenditures	(80,724)	(108,816)	(161,214)
USA - Kennecott [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	74	109	676
USA - Kennecott [Member] | Assays [Member]
Statement [Line Items]
Expenditures	7,727	845	1,825
USA - Kennecott [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	370	314,972	0
USA - Kennecott [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	0	0	0
USA - Kennecott [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	8,326	57,164	32,211
USA - Kennecott [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	35,565	118,679	154,004
USA - Kennecott [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	363	2,677	87,771
USA - Kennecott [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	0	0	0
USA - Kennecott [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	0	0	0
USA - Kennecott [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	10,370	42,666	77,485
USA - Kennecott [Member] | Travel [Member]
Statement [Line Items]
Expenditures	735	0	128
USA - Kennecott [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(69,812)	(555,217)	(426,190)
USA - Kennecott [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	(7,451)	(56,271)	(44,067)
USA - Kennecott [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	(64,901)	(24,720)	(31,955)
USA - Kennecott [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	(2,090)	(9,720)	(13,102)
USA - Other [Member]
Statement [Line Items]
Expenditures	3,751,377	2,751,111	2,250,137
Recoveries	(354,274)	(187,583)	(263,748)
Net Expenditures	3,397,103	2,563,528	1,986,389
USA - Other [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	185,833	157,106	127,873
USA - Other [Member] | Assays [Member]
Statement [Line Items]
Expenditures	6,031	6,635	22,472
USA - Other [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	89,142	91	7,111
USA - Other [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	198,126	182,160	132,178
USA - Other [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	187,423	70,590	98,391
USA - Other [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	1,593,930	1,420,907	1,261,865
USA - Other [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	901,022	485,365	415,594
USA - Other [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	6,498	13,664	13,813
USA - Other [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	476,569	295,008	75,468
USA - Other [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	2,554	16,107	68,265
USA - Other [Member] | Travel [Member]
Statement [Line Items]
Expenditures	104,249	103,478	27,107
USA - Other [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(166,028)	(21,938)	(93,549)
USA - Other [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	(22,319)	0	(9,457)
USA - Other [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	(110,333)	(125,890)	(127,820)
USA - Other [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	(55,594)	(39,755)	(32,922)
USA [Member]
Statement [Line Items]
Expenditures	3,878,815	3,342,206	2,713,477
Recoveries	(666,932)	(886,872)	(901,385)
Net Expenditures	3,211,883	2,455,334	1,812,092
USA [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	186,199	157,240	129,820
USA [Member] | Assays [Member]
Statement [Line Items]
Expenditures	13,758	7,480	24,439
USA [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	89,512	315,063	7,111
USA [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	198,126	182,160	132,178
USA [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	201,917	129,576	133,248
USA [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	1,647,547	1,552,262	1,440,369
USA [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	940,781	527,502	578,895
USA [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	6,498	13,664	13,813
USA [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	476,569	295,008	75,468
USA [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	12,924	58,773	150,901
USA [Member] | Travel [Member]
Statement [Line Items]
Expenditures	104,984	103,478	27,235
USA [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(403,530)	(628,988)	(637,804)
USA [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	(29,770)	(57,534)	(57,782)
USA [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	(175,234)	(150,610)	(159,775)
USA [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	(58,398)	(49,740)	(46,024)
Other [Member]
Statement [Line Items]
Expenditures	188,691	487,714	651,201
Recoveries	0	(2,040)	(96,675)
Net Expenditures	188,691	485,674	554,526
Other [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	6,073	24,650	44,763
Other [Member] | Assays [Member]
Statement [Line Items]
Expenditures	0	0	1,480
Other [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	0	0	0
Other [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	9,534	40,384	31,480
Other [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	0	5,282	48,472
Other [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	44,619	171,881	201,162
Other [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	0	0	43,094
Other [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	27,180	17,625	161,232
Other [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	64,993	48,066	(20,811)
Other [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	31,873	163,444	112,739
Other [Member] | Travel [Member]
Statement [Line Items]
Expenditures	4,419	16,382	27,590
Other [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	0	0	(96,675)
Other [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	0	0	0
Other [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	0	0	0
Other [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	0	$ (2,040)	$ 0
USA - Anglo American [Member]
Statement [Line Items]
Expenditures	63,908
Recoveries	(168,404)
Net Expenditures	(104,496)
USA - Anglo American [Member] | Administration Cost [Member]
Statement [Line Items]
Expenditures	292
USA - Anglo American [Member] | Assays [Member]
Statement [Line Items]
Expenditures	0
USA - Anglo American [Member] | Drilling / Trenching [Member]
Statement [Line Items]
Expenditures	0
USA - Anglo American [Member] | Land and Legal [Member]
Statement [Line Items]
Expenditures	0
USA - Anglo American [Member] | Logistics [Member]
Statement [Line Items]
Expenditures	6,168
USA - Anglo American [Member] | Personnel [Member]
Statement [Line Items]
Expenditures	18,052
USA - Anglo American [Member] | Property Cost [Member]
Statement [Line Items]
Expenditures	39,396
USA - Anglo American [Member] | Professional Services [Member]
Statement [Line Items]
Expenditures	0
USA - Anglo American [Member] | Share-based payment arrangements [Domain]
Statement [Line Items]
Expenditures	0
USA - Anglo American [Member] | Technical Studies [Member]
Statement [Line Items]
Expenditures	0
USA - Anglo American [Member] | Travel [Member]
Statement [Line Items]
Expenditures	0
USA - Anglo American [Member] | Recoveries [Member]
Statement [Line Items]
Recoveries	(167,690)
USA - Anglo American [Member] | Operator fees [Member]
Statement [Line Items]
Recoveries	0
USA - Anglo American [Member] | Option Payments [Member]
Statement [Line Items]
Recoveries	0
USA - Anglo American [Member] | Other Property Income [Member]
Statement [Line Items]
Recoveries	$ (714)